Indebtedness (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended						0 Months Ended	3 Months Ended		12 Months Ended				12 Months Ended			6 Months Ended		6 Months Ended			0 Months Ended														0 Months Ended	3 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 04, 2013 Amended senior secured facilities Maximum	Jun. 30, 2013 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2011 2011 - senior secured credit facilities: Revolving loan	Jun. 01, 2011 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Alternate base rate	Aug. 13, 2012 Senior secured credit facility	Jun. 30, 2013 Senior secured credit facility	Jun. 01, 2011 Senior secured credit facility	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans	Jun. 30, 2013 2011 - senior secured credit facilities: Term loans	Dec. 31, 2011 2011 - senior secured credit facilities: Term loans	Jun. 01, 2011 2011 - senior secured credit facilities: Term loans	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Minimum Adjusted LIBO	Jun. 30, 2013 Series B Term Loan	Feb. 20, 2013 Series B Term Loan	Jun. 30, 2013 Series B Term Loan Adjusted LIBO	Jun. 30, 2013 Series B Term Loan Alternate base rate	Jun. 04, 2013 Series B Term Loan Amended senior secured facilities	Jun. 01, 2011 Original term loan	Jun. 02, 2013 Original term loan Adjusted LIBO	Jun. 02, 2013 Original term loan Alternate base rate	Jun. 02, 2013 Original term loan Minimum Adjusted LIBO	Aug. 13, 2012 Incremental term loan tranche	Jun. 02, 2013 Incremental term loan tranche Adjusted LIBO	Jun. 02, 2013 Incremental term loan tranche Alternate base rate	Jun. 02, 2013 Incremental term loan tranche Minimum Adjusted LIBO	Jun. 04, 2013 Series C Term Loan Amended senior secured facilities Adjusted LIBO	Jun. 04, 2013 Series C Term Loan Amended senior secured facilities Alternate base rate	Jun. 04, 2013 Series C Term Loan Amended senior secured facilities Minimum Adjusted LIBO	Jun. 30, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other	May 28, 2013 6.375% Senior Notes	Jun. 30, 2013 6.375% Senior Notes	Jun. 30, 2013 6.375% Senior Notes Prior to June 1, 2016	May 28, 2013 6.375% Senior Notes Maximum	Jun. 30, 2013 6.375% Senior Notes Maximum Prior to June 1, 2016	Mar. 31, 2013 7 5/8% senior subordinated notes	Dec. 31, 2012 7 5/8% senior subordinated notes	Jun. 30, 2013 7 5/8% senior subordinated notes	Dec. 31, 2011 7 5/8% senior subordinated notes
Senior subordinated notes
Interest rate of debt (as a percent)																																														6.375%					7.625%	7.625%	7.625%
Total debt	$ 1,530,958,000	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000		$ 105,000,000	$ 130,000,000	$ 40,000,000											$ 1,096,641,000	$ 811,060,000	$ 837,974,000																					$ 14,898,000	$ 6,302,000	$ 6,524,000		$ 600,000,000					$ 70,000,000		$ 345,000,000
Less: current maturities	13,230,000	13,230,000	11,646,000	10,848,000
Total long-term debt	1,517,728,000	1,517,728,000	1,291,297,000	1,218,650,000
Unamortized discounts																			14,200,000	7,200,000	7,800,000
Maximum borrowing capacity									300,000,000									1,150,000,000				850,000,000					300,000,000
Extended maturity amount of revolving credit facility																														293,300,000
Variable rate basis										Adjusted LIBO	Alternate base rate												Adjusted LIBO	Alternate base rate				Adjusted LIBO	Alternate base rate			Adjusted LIBO	Alternate Base Rate			Adjusted LIBO	Alternate Base Rate		Adjusted LIBO	Alternate Base Rate
Interest rate margin (as a percent)										3.25%	2.25%	3.75%	2.75%	2.75%	1.75%								3.75%	2.75%				3.25%	2.25%			3.75%	2.75%			3.75%	2.75%		3.00%	2.00%
Reference rate (as a percent)																									1.75%									1.75%				1.75%			1.00%
Pro forma ratio of total indebtedness to Consolidated EBITDA					2.75
Aggregate principal amount drawn																275,000,000															850,000,000				275,000,000										600,000,000
Loss on early retirement of debt	17,280,000	17,788,000	6,064,000	20,385,000													17,300,000																																	500,000
Periodic payment in equal quarterly installments																			2,800,000							3,000,000
Percentage of principal amount at which notes may be required to be repurchased in event of change of control by the entity																																														101.00%					101.00%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings																																																	35.00%
Percentage of the principal amount representing the redemption price of notes which may be redeemed with proceeds from certain equity offerings																																															106.375%
Period of filing exchange offer registration statement with SEC from the issue date of Notes																																																150 days
Period in which exchange offer registration statement is declared effective from the issue date																																																240 days
Period of completing the exchange offer with respect to the Notes on its effectiveness																																																30 days
Term of filing shelf registration after a filing obligation arises																																													120 days
Term of filing shelf registration after the issue date																																													270 days
Term to be declared effective by the SEC after filing																																													210 days
Maturities of Long-Term Debt and Notes Payable
July 1, 2013 - December 31, 2013	8,252,000	8,252,000
2014	9,742,000	9,742,000	9,530,000
2015	10,536,000	10,536,000	79,440,000
2016	296,134,000	296,134,000	138,684,000
2017	4,075,000	4,075,000	8,701,000
2018 and beyond	$ 1,202,219,000	$ 1,202,219,000	$ 1,054,942,000